Schedule of Investments
(unaudited)
June 30, 2023
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.
(a)
............... 197,364 $ 38,509,664
BWX Technologies, Inc. .............. 258,983 18,535,413
Curtiss-Wright Corp. ................. 108,189 19,869,992
HEICO Corp. ..................... 127,977 22,644,250
HEICO Corp., Class A ................ 226,654 31,867,553
Hexcel Corp. ...................... 239,035 18,171,441
Howmet Aerospace, Inc.
(b)
............. 1,080,548 53,551,959
Huntington Ingalls Industries, Inc. ........ 111,177 25,303,885
Mercury Systems, Inc.
(a)
.............. 146,994 5,084,522
Spirit AeroSystems Holdings, Inc., Class A .. 296,478 8,654,193
Textron, Inc.
(b)
..................... 571,323 38,638,575
TransDigm Group, Inc. ............... 149,101 133,321,641
Woodward, Inc. .................... 167,773 19,949,887
434,102,975
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. .......... 326,129 30,770,271
Expeditors International of Washington, Inc. . 438,071 53,063,540
GXO Logistics, Inc.
(a)(b)
............... 331,907 20,850,398
104,684,209
Automobile Components — 0.6%
Aptiv plc
(a)
........................ 770,198 78,629,514
BorgWarner, Inc. ................... 661,714 32,364,432
Gentex Corp. ..................... 664,709 19,449,385
Lear Corp. ....................... 168,018 24,118,984
QuantumScape Corp., Class A
(a)(b)
....... 834,465 6,667,375
161,229,690
Automobiles — 0.2%
Harley-Davidson, Inc. ................ 371,580 13,083,332
Lucid Group, Inc.
(a)(b)
................. 2,113,258 14,560,348
Rivian Automotive, Inc., Class A
(a)(b)
....... 1,463,889 24,388,391
Thor Industries, Inc. ................. 145,309 15,039,481
67,071,552
Banks — 2.2%
Bank OZK ....................... 312,539 12,551,566
BOK Financial Corp. ................. 80,353 6,490,915
Citizens Financial Group, Inc. .......... 1,370,065 35,731,295
Columbia Banking System, Inc. ......... 589,674 11,958,589
Comerica, Inc. ..................... 378,148 16,018,349
Commerce Bancshares, Inc. ........... 324,125 15,784,888
Cullen/Frost Bankers, Inc. ............. 167,881 18,052,244
East West Bancorp, Inc. .............. 398,351 21,028,949
Fifth Third Bancorp ................. 1,934,019 50,690,638
First Citizens BancShares , Inc., Class A .... 30,953 39,726,628
First Hawaiian, Inc. ................. 360,713 6,496,441
First Horizon Corp. .................. 1,515,724 17,082,210
FNB Corp. ....................... 1,014,017 11,600,355
Huntington Bancshares, Inc. ........... 4,100,915 44,207,864
KeyCorp ......................... 2,643,251 24,423,639
M&T Bank Corp. ................... 471,101 58,303,460
New York Community Bancorp, Inc. ...... 2,019,949 22,704,227
NU Holdings Ltd., Class A
(a)
............ 6,545,752 51,645,983
Pinnacle Financial Partners, Inc. ......... 213,374 12,087,637
Popular, Inc. ...................... 199,571 12,078,037
Prosperity Bancshares, Inc. ............ 247,021 13,951,746
Regions Financial Corp. .............. 2,663,961 47,471,785
Synovus Financial Corp. .............. 410,129 12,406,402
Webster Financial Corp. .............. 492,387 18,587,609
Western Alliance Bancorp ............. 306,626 11,182,650
Wintrust Financial Corp. .............. 172,521 12,528,475
Security
Shares
Shares Value
Banks (continued)
Zions Bancorp NA .................. 412,670 $ 11,084,316
615,876,897
Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A, NVS
(a)(b)
26,655 8,221,468
Brown-Forman Corp., Class A
(b)
......... 138,805 9,448,456
Brown-Forman Corp., Class B, NVS ...... 521,696 34,838,859
Celsius Holdings, Inc.
(a)
............... 155,571 23,209,638
Molson Coors Beverage Co., Class B ..... 495,901 32,650,122
108,368,543
Biotechnology — 2.3%
(a)
Alnylam Pharmaceuticals, Inc.
(b)
......... 352,313 66,918,331
Apellis Pharmaceuticals, Inc. ........... 282,863 25,768,819
Biogen, Inc.
(b)
..................... 409,771 116,723,269
BioMarin Pharmaceutical, Inc. .......... 533,087 46,207,981
Exact Sciences Corp.
(b)
............... 508,713 47,768,151
Exelixis , Inc.
(b)
..................... 909,691 17,384,195
Horizon Therapeutics plc .............. 635,584 65,369,815
Incyte Corp. ...................... 522,975 32,555,194
Ionis Pharmaceuticals, Inc.
(b)
........... 408,924 16,778,152
Karuna Therapeutics, Inc. ............. 100,861 21,871,708
Mirati Therapeutics, Inc.
(b)
............. 134,169 4,847,526
Natera , Inc.
(b)
..................... 296,450 14,425,257
Neurocrine Biosciences, Inc. ........... 274,158 25,853,099
Roivant Sciences Ltd. ................ 692,026 6,975,622
Sarepta Therapeutics, Inc.
(b)
........... 254,273 29,119,344
Seagen , Inc. ...................... 398,737 76,740,923
Ultragenyx Pharmaceutical, Inc. ......... 191,840 8,849,579
United Therapeutics Corp. ............. 128,053 28,267,700
652,424,665
Broadline Retail — 0.7%
Coupang , Inc., Class A
(a)(b)
............. 3,109,104 54,098,410
eBay, Inc. ........................ 1,521,324 67,987,970
Etsy, Inc.
(a)(b)
...................... 348,118 29,454,264
Kohl's Corp. ...................... 313,448 7,224,976
Macy's, Inc. ...................... 767,408 12,316,898
Nordstrom, Inc.
(b)
................... 337,065 6,899,720
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
.... 174,805 10,126,454
188,108,692
Building Products — 2.0%
Advanced Drainage Systems, Inc.
(b)
...... 176,671 20,101,626
Allegion plc ....................... 250,672 30,085,653
AO Smith Corp. .................... 348,112 25,335,591
Armstrong World Industries, Inc. ......... 126,971 9,327,290
AZEK Co., Inc. (The), Class A
(a)
......... 347,675 10,531,076
Builders FirstSource , Inc.
(a)
............ 362,814 49,342,704
Carlisle Cos., Inc. .................. 143,734 36,872,083
Carrier Global Corp. ................. 2,369,724 117,798,980
Fortune Brands Innovations, Inc. ........ 358,589 25,800,479
Hayward Holdings, Inc.
(a)(b)
............. 313,235 4,025,070
Lennox International, Inc. ............. 90,676 29,566,723
Masco Corp. ...................... 637,939 36,604,940
Owens Corning .................... 256,334 33,451,587
Trane Technologies plc ............... 647,677 123,874,703
Trex Co., Inc.
(a)(b)
................... 308,047 20,195,561
572,914,066
Capital Markets — 4.3%
Affiliated Managers Group, Inc.
(b)
........ 101,120 15,156,877
Ameriprise Financial, Inc. ............. 299,017 99,321,487
Ares Management Corp., Class A ........ 456,926 44,024,820
Bank of New York Mellon Corp. (The) ..... 2,247,531 100,060,080
Blue Owl Capital, Inc., Class A .......... 1,268,931 14,783,046
Carlyle Group, Inc. (The) .............. 598,401 19,118,912

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
Cboe Global Markets, Inc. ............. 298,419 $ 41,184,806
Coinbase Global, Inc., Class A
(a)(b)
........ 472,848 33,832,274
Evercore , Inc., Class A ............... 100,958 12,477,399
FactSet Research Systems, Inc. ......... 108,890 43,626,779
Franklin Resources, Inc. .............. 807,434 21,566,562
Houlihan Lokey , Inc., Class A ........... 141,001 13,861,808
Interactive Brokers Group, Inc., Class A
(b)
... 283,059 23,513,711
Invesco Ltd. ...................... 1,052,214 17,687,717
Janus Henderson Group plc ........... 379,658 10,345,681
Jefferies Financial Group, Inc. .......... 569,959 18,905,540
KKR & Co., Inc. .................... 1,836,994 102,871,664
Lazard Ltd., Class A ................. 310,400 9,932,800
LPL Financial Holdings, Inc. ............ 222,281 48,330,558
MarketAxess Holdings, Inc. ............ 105,089 27,472,366
Morningstar, Inc. ................... 72,907 14,294,876
MSCI, Inc. ....................... 221,099 103,759,550
Nasdaq, Inc. ...................... 973,222 48,515,117
Northern Trust Corp. ................. 584,149 43,308,807
Raymond James Financial, Inc. ......... 556,613 57,759,731
Robinhood Markets, Inc., Class A
(a)(b)
...... 1,883,148 18,793,817
SEI Investments Co. ................. 292,096 17,414,764
State Street Corp. .................. 949,952 69,517,487
Stifel Financial Corp. ................ 294,632 17,580,691
T. Rowe Price Group, Inc. ............. 627,828 70,329,293
TPG, Inc., Class A .................. 181,993 5,325,115
Tradeweb Markets, Inc., Class A
(b)
....... 325,553 22,293,869
Virtu Financial, Inc., Class A ............ 253,405 4,330,692
XP, Inc., Class A
(a)(b)
................. 950,770 22,305,064
1,233,603,760
Chemicals — 2.9%
Albemarle Corp. ................... 333,139 74,319,979
Ashland, Inc. ...................... 142,450 12,380,329
Axalta Coating Systems Ltd.
(a)
.......... 627,603 20,591,654
Celanese Corp. .................... 282,217 32,680,729
CF Industries Holdings, Inc. ............ 557,557 38,705,607
Chemours Co. (The) ................. 421,631 15,553,968
Corteva , Inc. ...................... 2,029,056 116,264,909
DuPont de Nemours, Inc. ............. 1,306,079 93,306,284
Eastman Chemical Co. ............... 336,371 28,160,980
Element Solutions, Inc. ............... 633,056 12,154,675
FMC Corp. ....................... 354,264 36,963,906
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 4,354,609 8,099,573
Huntsman Corp. ................... 495,285 13,382,601
International Flavors & Fragrances, Inc. .... 727,234 57,880,554
LyondellBasell Industries NV, Class A ..... 734,200 67,421,586
Mosaic Co. (The) ................... 938,907 32,861,745
NewMarket Corp. ................... 17,663 7,102,646
Olin Corp. ........................ 366,266 18,822,410
PPG Industries, Inc. ................. 667,604 99,005,673
RPM International, Inc. ............... 360,773 32,372,161
Scotts Miracle- Gro Co. (The) ........... 121,747 7,632,319
Westlake Corp. .................... 91,784 10,965,434
836,629,722
Commercial Services & Supplies — 1.6%
Cintas Corp. ...................... 246,440 122,500,395
Clean Harbors, Inc.
(a)
................ 145,590 23,939,364
Copart , Inc.
(a)
..................... 1,220,163 111,291,067
Driven Brands Holdings, Inc.
(a)(b)
......... 185,631 5,023,175
MSA Safety, Inc. ................... 104,512 18,180,908
RB Global, Inc.
(b)
................... 515,287 30,917,220
Republic Services, Inc. ............... 587,581 89,999,782
Rollins, Inc. ....................... 627,146 26,860,663
Stericycle, Inc.
(a)
................... 261,173 12,128,874
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Tetra Tech, Inc. .................... 151,576 $ 24,819,054
465,660,502
Communications Equipment — 0.3%
Ciena Corp.
(a)(b)
.................... 420,736 17,877,073
F5, Inc.
(a)
........................ 170,978 25,007,242
Juniper Networks, Inc. ............... 902,928 28,288,734
Lumentum Holdings, Inc.
(a)(b)
........... 193,787 10,993,537
Ubiquiti, Inc.
(b)
..................... 12,674 2,227,455
Viasat , Inc.
(a)(b)
..................... 204,083 8,420,465
92,814,506
Construction & Engineering — 0.7%
AECOM ......................... 373,724 31,650,686
EMCOR Group, Inc. ................. 134,132 24,784,911
MasTec , Inc.
(a)
..................... 176,316 20,799,998
MDU Resources Group, Inc. ........... 573,087 12,000,442
Quanta Services, Inc.
(b)
............... 408,991 80,346,282
Valmont Industries, Inc. ............... 58,834 17,123,636
WillScot Mobile Mini Holdings Corp.
(a)
..... 557,884 26,661,276
213,367,231
Construction Materials — 0.6%
Eagle Materials, Inc.
(b)
................ 101,250 18,875,025
Martin Marietta Materials, Inc.
(b)
......... 175,638 81,090,308
Vulcan Materials Co. ................ 376,895 84,967,209
184,932,542
Consumer Finance — 0.7%
Ally Financial, Inc. .................. 767,536 20,731,147
Credit Acceptance Corp.
(a)(b)
............ 18,157 9,222,485
Discover Financial Services ............ 721,061 84,255,978
OneMain Holdings, Inc. ............... 318,151 13,900,017
SLM Corp. ....................... 683,869 11,160,742
SoFi Technologies, Inc.
(a)(b)
............ 2,602,017 21,700,822
Synchrony Financial ................. 1,216,762 41,272,567
202,243,758
Consumer Staples Distribution & Retail — 1.3%
Albertsons Cos., Inc., Class A .......... 1,181,637 25,783,319
BJ's Wholesale Club Holdings, Inc.
(a)(b)
..... 377,320 23,774,933
Casey's General Stores, Inc. ........... 106,530 25,980,536
Dollar Tree, Inc.
(a)(b)
................. 593,257 85,132,380
Grocery Outlet Holding Corp.
(a)(b)
......... 268,927 8,231,856
Kroger Co. (The) ................... 1,856,298 87,246,006
Performance Food Group Co.
(a)
......... 434,634 26,182,352
US Foods Holding Corp.
(a)(b)
............ 647,814 28,503,816
Walgreens Boots Alliance, Inc. .......... 2,039,332 58,100,569
368,935,767
Containers & Packaging — 1.2%
Amcor plc ........................ 4,198,779 41,903,814
AptarGroup, Inc. ................... 185,548 21,497,591
Ardagh Group SA, Class A
(a)
........... 58,704 345,180
Ardagh Metal Packaging SA ........... 423,698 1,593,104
Avery Dennison Corp. ................ 230,274 39,561,073
Ball Corp. ........................ 877,765 51,094,701
Berry Global Group, Inc. .............. 344,471 22,163,264
Crown Holdings, Inc. ................ 300,938 26,142,484
Graphic Packaging Holding Co. ......... 863,703 20,754,783
International Paper Co. ............... 989,096 31,463,144
Packaging Corp. of America ........... 251,019 33,174,671
Sealed Air Corp. ................... 407,809 16,312,360
Silgan Holdings, Inc. ................. 236,930 11,109,648
Sonoco Products Co. ................ 280,779 16,571,577

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Containers & Packaging (continued)
WestRock Co. ..................... 720,646 $ 20,949,179
354,636,573
Distributors — 0.5%
Genuine Parts Co. .................. 399,285 67,571,000
LKQ Corp. ....................... 759,480 44,254,900
Pool Corp. ....................... 107,791 40,382,820
152,208,720
Diversified Consumer Services — 0.2%
ADT, Inc. ........................ 632,172 3,811,997
Bright Horizons Family Solutions, Inc.
(a)(b)
... 162,887 15,058,903
Grand Canyon Education, Inc.
(a)
......... 85,701 8,845,200
H&R Block, Inc.
(b)
................... 430,688 13,726,026
Mister Car Wash, Inc.
(a)(b)
.............. 232,075 2,239,524
Service Corp. International ............ 422,091 27,262,858
70,944,508
Diversified REITs — 0.1%
WP Carey, Inc. .................... 604,503 40,840,223
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc.
(a)(b)
... 694,398 12,943,579
Iridium Communications, Inc. ........... 353,704 21,972,092
34,915,671
Electric Utilities — 2.7%
Alliant Energy Corp. ................. 712,935 37,414,829
Avangrid , Inc. ..................... 201,510 7,592,897
Constellation Energy Corp. ............ 932,141 85,337,509
Edison International ................. 1,075,683 74,706,184
Entergy Corp. ..................... 602,731 58,687,917
Evergy , Inc. ....................... 631,816 36,910,691
Eversource Energy ................. 992,149 70,363,207
FirstEnergy Corp. .................. 1,550,676 60,290,283
Hawaiian Electric Industries, Inc. ........ 310,817 11,251,575
IDACORP, Inc. .................... 143,214 14,693,756
NRG Energy, Inc. ................... 654,707 24,479,495
OGE Energy Corp. .................. 567,078 20,363,771
PG&E Corp.
(a)
..................... 5,124,874 88,557,823
Pinnacle West Capital Corp. ........... 321,204 26,165,278
PPL Corp. ....................... 2,102,183 55,623,762
Xcel Energy, Inc. ................... 1,567,193 97,432,389
769,871,366
Electrical Equipment — 1.5%
Acuity Brands, Inc.
(b)
................. 90,266 14,720,579
AMETEK, Inc.
(b)
.................... 654,145 105,892,993
ChargePoint Holdings, Inc., Class A
(a)(b)
.... 792,927 6,969,828
Generac Holdings, Inc.
(a)(b)
............. 174,068 25,958,761
Godha Cabcon & Insulation Ltd. Escrow, NVS
(a)
(b)(c)
.......................... 262,656 3
Hubbell, Inc. ...................... 152,627 50,605,008
nVent Electric plc ................... 470,776 24,324,996
Plug Power, Inc.
(a)(b)
................. 1,473,587 15,310,569
Regal Rexnord Corp. ................ 187,616 28,874,102
Rockwell Automation, Inc. ............. 326,806 107,666,237
Sensata Technologies Holding plc ........ 427,838 19,248,432
Sunrun , Inc.
(a)(b)
.................... 598,526 10,689,674
Vertiv Holdings Co., Class A ........... 916,896 22,711,514
432,972,696
Electronic Equipment, Instruments & Components — 2.5%
Amphenol Corp., Class A ............. 1,658,517 140,891,019
Arrow Electronics, Inc.
(a)(b)
............. 162,517 23,277,310
Avnet, Inc. ....................... 257,719 13,001,923
CDW Corp. ....................... 384,704 70,593,184
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Cognex Corp.
(b)
.................... 489,988 $ 27,449,128
Coherent Corp.
(a)(b)
.................. 342,337 17,452,340
Corning, Inc. ...................... 2,164,468 75,842,959
IPG Photonics Corp.
(a)(b)
.............. 85,053 11,551,898
Jabil, Inc.
(b)
....................... 366,885 39,597,898
Keysight Technologies, Inc.
(a)
........... 504,835 84,534,621
Littelfuse , Inc. ..................... 68,631 19,992,897
National Instruments Corp. ............ 371,634 21,331,792
TD SYNNEX Corp. .................. 117,885 11,081,190
Teledyne Technologies, Inc.
(a)
........... 132,718 54,561,697
Trimble, Inc.
(a)
..................... 699,098 37,010,248
Vontier Corp. ...................... 441,408 14,217,752
Zebra Technologies Corp., Class A
(a)
...... 145,974 43,183,488
705,571,344
Energy Equipment & Services — 0.7%
Baker Hughes Co., Class A ............ 2,881,925 91,097,649
Halliburton Co. .................... 2,556,252 84,330,754
NOV, Inc. ........................ 1,112,734 17,848,253
TechnipFMC plc
(a)
.................. 1,258,733 20,920,143
214,196,799
Entertainment — 1.8%
AMC Entertainment Holdings, Inc., Class A
(a)(b)
1,471,810 6,475,964
Electronic Arts, Inc. ................. 779,176 101,059,127
Liberty Media Corp.-Liberty Formula One,
Class A
(a)(b)
..................... 67,549 4,567,663
Liberty Media Corp.-Liberty Formula One,
Class C, NVS
(a)
.................. 550,221 41,420,637
Live Nation Entertainment, Inc.
(a)(b)
....... 446,273 40,659,933
Madison Square Garden Sports Corp. ..... 52,727 9,915,313
Playtika Holding Corp.
(a)
.............. 66,845 775,402
ROBLOX Corp., Class A
(a)(b)
............ 1,308,010 52,712,803
Roku, Inc., Class A
(a)(b)
............... 349,594 22,360,032
Spotify Technology SA
(a)(b)
............. 397,842 63,873,533
Take-Two Interactive Software, Inc.
(a)(b)
.... 469,380 69,073,961
Warner Bros Discovery, Inc.
(a)(b)
......... 6,270,093 78,626,966
World Wrestling Entertainment, Inc., Class A
(b)
122,278 13,263,495
504,784,829
Financial Services — 2.2%
Affirm Holdings, Inc., Class A
(a)(b)
......... 630,557 9,666,439
Apollo Global Management, Inc. ......... 1,483,864 113,975,594
Block, Inc., Class A
(a)
................ 1,542,046 102,654,002
Equitable Holdings, Inc. .............. 1,014,078 27,542,358
Euronet Worldwide, Inc.
(a)
............. 135,924 15,953,400
Fidelity National Information Services, Inc. .. 1,684,018 92,115,785
FleetCor Technologies, Inc.
(a)(b)
.......... 204,777 51,415,409
Global Payments, Inc. ............... 744,516 73,349,716
Jack Henry & Associates, Inc. .......... 207,553 34,729,843
MGIC Investment Corp. .............. 817,029 12,900,888
Rocket Cos., Inc., Class A
(a)(b)
........... 357,609 3,204,177
Shift4 Payments, Inc., Class A
(a)(b)
........ 155,925 10,588,867
TFS Financial Corp. ................. 147,405 1,852,881
Toast, Inc., Class A
(a)(b)
............... 1,014,223 22,891,013
UWM Holdings Corp., Class A
(b)
......... 281,145 1,574,412
Voya Financial, Inc. ................. 275,375 19,747,141
Western Union Co. (The) ............. 840,872 9,863,429
WEX, Inc.
(a)
....................... 121,278 22,081,085
626,106,439
Food Products — 1.7%
Bunge Ltd. ....................... 425,809 40,175,079
Campbell Soup Co. ................. 542,618 24,803,069
Conagra Brands, Inc. ................ 1,355,639 45,712,147
Darling Ingredients, Inc.
(a)(b)
............ 449,530 28,675,519

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Flowers Foods, Inc. ................. 532,981 $ 13,260,567
Freshpet , Inc.
(a)(b)
................... 129,519 8,523,645
Hormel Foods Corp. ................. 821,260 33,031,077
Ingredion, Inc. ..................... 187,079 19,821,020
JM Smucker Co. (The) ............... 293,862 43,394,601
Kellogg Co. ....................... 740,350 49,899,590
Lamb Weston Holdings, Inc. ........... 414,136 47,604,933
McCormick & Co., Inc., NVS ........... 715,233 62,389,775
Pilgrim's Pride Corp.
(a)
............... 116,471 2,502,962
Post Holdings, Inc.
(a)(b)
................ 151,737 13,148,011
Seaboard Corp. .................... 725 2,581,522
Tyson Foods, Inc., Class A ............ 788,392 40,239,528
475,763,045
Gas Utilities — 0.3%
Atmos Energy Corp. ................. 410,741 47,785,608
National Fuel Gas Co. ............... 251,951 12,940,203
UGI Corp. ........................ 592,614 15,982,800
76,708,611
Ground Transportation — 1.0%
Avis Budget Group, Inc.
(a)(b)
............ 57,959 13,253,485
Hertz Global Holdings, Inc.
(a)(b)
.......... 381,389 7,013,744
JB Hunt Transport Services, Inc. ........ 234,683 42,484,663
Knight-Swift Transportation Holdings, Inc. .. 446,711 24,819,263
Landstar System, Inc.
(b)
............... 101,421 19,527,599
Lyft, Inc., Class A
(a)
.................. 869,602 8,339,483
Old Dominion Freight Line, Inc.
(b)
........ 280,570 103,740,757
Ryder System, Inc. .................. 130,140 11,034,571
Saia, Inc.
(a)(b)
...................... 75,331 25,794,088
Schneider National, Inc., Class B ........ 160,530 4,610,422
U-Haul Holding Co. ................. 26,595 1,471,236
U-Haul Holding Co., NVS
(b)
............ 229,017 11,604,291
XPO, Inc.
(a)(b)
...................... 323,096 19,062,664
292,756,266
Health Care Equipment & Supplies — 3.7%
Align Technology, Inc.
(a)
............... 217,262 76,832,534
Baxter International, Inc. .............. 1,439,038 65,562,571
Cooper Cos., Inc. (The)
(b)
............. 138,399 53,066,329
Dentsply Sirona, Inc. ................ 599,643 23,997,713
Dexcom , Inc.
(a)
.................... 1,100,067 141,369,610
Enovis Corp.
(a)
..................... 150,293 9,636,787
Envista Holdings Corp.
(a)(b)
............. 464,384 15,714,755
Globus Medical, Inc., Class A
(a)
......... 224,793 13,384,175
Hologic , Inc.
(a)
..................... 691,892 56,022,495
ICU Medical, Inc.
(a)(b)
................. 57,343 10,217,949
IDEXX Laboratories, Inc.
(a)
............. 234,214 117,629,297
Inspire Medical Systems, Inc.
(a)
......... 81,552 26,475,041
Insulet Corp.
(a)
..................... 197,346 56,902,746
Integra LifeSciences Holdings Corp.
(a)
..... 202,603 8,333,061
Masimo Corp.
(a)(b)
................... 134,773 22,176,897
Novocure Ltd.
(a)(b)
................... 297,628 12,351,562
Penumbra, Inc.
(a)(b)
.................. 102,895 35,402,054
QuidelOrtho Corp.
(a)(b)
................ 151,527 12,555,527
ResMed , Inc. ..................... 412,960 90,231,760
Shockwave Medical, Inc.
(a)
............. 102,858 29,356,702
STERIS plc
(b)
..................... 281,457 63,322,196
Tandem Diabetes Care, Inc.
(a)(b)
......... 191,454 4,698,281
Teleflex, Inc.
(b)
..................... 134,130 32,463,484
Zimmer Biomet Holdings, Inc. .......... 597,350 86,974,160
1,064,677,686
Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc.
(a)(b)
.......... 254,391 20,259,699
agilon health, Inc.
(a)(b)
................ 793,292 13,755,683
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Amedisys , Inc.
(a)
................... 90,866 $ 8,308,787
AmerisourceBergen Corp. ............. 459,796 88,478,544
Cardinal Health, Inc. ................. 734,233 69,436,415
Chemed Corp. ..................... 41,628 22,548,639
DaVita, Inc.
(a)
...................... 153,182 15,390,196
Encompass Health Corp. ............. 280,062 18,962,998
Henry Schein, Inc.
(a)
................. 369,731 29,985,184
Laboratory Corp. of America Holdings ..... 251,908 60,792,958
Molina Healthcare, Inc.
(a)
.............. 164,616 49,588,924
Premier, Inc., Class A ................ 336,336 9,303,054
Quest Diagnostics, Inc. ............... 319,174 44,863,097
R1 RCM, Inc.
(a)(b)
................... 433,620 8,000,289
Tenet Healthcare Corp.
(a)
.............. 286,309 23,299,826
Universal Health Services, Inc., Class B
(b)
.. 171,887 27,118,612
510,092,905
Health Care REITs — 0.9%
Healthcare Realty Trust, Inc., Class A ..... 1,077,421 20,320,160
Healthpeak Properties, Inc. ............ 1,552,409 31,203,421
Medical Properties Trust, Inc.
(b)
.......... 1,683,635 15,590,460
Omega Healthcare Investors, Inc.
(b)
....... 664,351 20,388,932
Ventas, Inc. ...................... 1,138,236 53,804,416
Welltower , Inc. ..................... 1,413,410 114,330,735
255,638,124
Health Care Technology — 0.4%
(a)(b)
Certara , Inc. ...................... 349,471 6,363,867
Doximity , Inc., Class A ............... 308,564 10,497,347
Teladoc Health, Inc. ................. 462,163 11,701,967
Veeva Systems, Inc., Class A ........... 411,993 81,463,376
110,026,557
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. ............ 2,005,871 33,758,809
Park Hotels & Resorts, Inc. ............ 622,994 7,986,783
41,745,592
Hotels, Restaurants & Leisure — 3.3%
Aramark ......................... 664,280 28,597,254
Boyd Gaming Corp. ................. 208,400 14,456,708
Caesars Entertainment, Inc.
(a)(b)
......... 583,502 29,741,097
Carnival Corp.
(a)(b)
................... 2,832,826 53,342,114
Choice Hotels International, Inc.
(b)
........ 86,189 10,128,931
Churchill Downs, Inc. ................ 201,700 28,070,589
Darden Restaurants, Inc. ............. 343,773 57,437,593
Domino's Pizza, Inc. ................. 101,036 34,048,122
DoorDash , Inc., Class A
(a)(b)
............ 858,920 65,638,666
DraftKings , Inc., Class A
(a)
............. 1,186,104 31,514,783
Expedia Group, Inc.
(a)(b)
............... 407,496 44,575,987
Hilton Worldwide Holdings, Inc.
(b)
........ 731,223 106,429,508
Hyatt Hotels Corp., Class A
(b)
........... 131,946 15,118,373
Marriott Vacations Worldwide Corp. ....... 103,600 12,713,792
MGM Resorts International ............ 850,915 37,372,187
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 1,209,412 26,328,899
Penn Entertainment, Inc.
(a)(b)
........... 434,748 10,446,994
Planet Fitness, Inc., Class A
(a)(b)
......... 241,774 16,305,239
Royal Caribbean Cruises Ltd.
(a)(b)
........ 666,201 69,111,692
Texas Roadhouse, Inc. ............... 189,630 21,291,656
Travel + Leisure Co. ................. 210,530 8,492,780
Vail Resorts, Inc. ................... 113,458 28,564,186
Wendy's Co. (The) .................. 490,610 10,670,767
Wingstop , Inc. ..................... 84,951 17,003,792
Wyndham Hotels & Resorts, Inc. ........ 241,449 16,556,158
Wynn Resorts Ltd. .................. 296,588 31,322,659
Yum! Brands, Inc. .................. 797,465 110,488,776
935,769,302

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables — 1.7%
DR Horton, Inc. .................... 885,037 $ 107,700,153
Garmin Ltd. ....................... 435,996 45,470,023
Leggett & Platt, Inc. ................. 375,760 11,130,011
Lennar Corp., Class A ................ 707,513 88,658,454
Lennar Corp., Class B ............... 41,255 4,660,990
Mohawk Industries, Inc.
(a)
............. 150,002 15,474,206
Newell Brands, Inc. ................. 1,078,943 9,386,804
NVR, Inc.
(a)(b)
...................... 8,414 53,434,117
PulteGroup, Inc. ................... 632,010 49,094,537
Tempur Sealy International, Inc. ......... 473,254 18,963,288
Toll Brothers, Inc. ................... 315,833 24,972,915
TopBuild Corp.
(a)
................... 89,857 23,903,759
Whirlpool Corp. .................... 151,766 22,581,263
475,430,520
Household Products — 0.5%
Church & Dwight Co., Inc. ............. 695,274 69,687,313
Clorox Co. (The) ................... 352,213 56,015,956
Reynolds Consumer Products, Inc. ....... 160,821 4,543,193
Spectrum Brands Holdings, Inc. ......... 113,877 8,888,100
139,134,562
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) ................... 1,904,893 39,488,432
Brookfield Renewable Corp. ........... 362,267 11,418,656
Clearway Energy, Inc., Class A .......... 98,313 2,654,451
Clearway Energy, Inc., Class C ......... 232,325 6,635,202
Vistra Corp. ...................... 1,064,946 27,954,832
88,151,573
Industrial REITs — 0.4%
Americold Realty Trust, Inc. ............ 772,477 24,951,007
EastGroup Properties, Inc. ............ 124,395 21,594,972
First Industrial Realty Trust, Inc. ......... 374,391 19,707,942
Rexford Industrial Realty, Inc. .......... 568,288 29,676,000
STAG Industrial, Inc. ................ 509,314 18,274,186
114,204,107
Insurance — 4.5%
Aflac, Inc. ........................ 1,711,961 119,494,878
Allstate Corp. (The) ................. 746,280 81,374,371
American Financial Group, Inc. ......... 208,088 24,710,450
Arch Capital Group Ltd.
(a)
............. 1,014,986 75,971,702
Arthur J Gallagher & Co. .............. 602,272 132,240,863
Assurant, Inc. ..................... 149,875 18,842,285
Assured Guaranty Ltd. ............... 161,171 8,993,342
Axis Capital Holdings Ltd. ............. 220,460 11,867,362
Brighthouse Financial, Inc.
(a)
........... 189,022 8,950,192
Brown & Brown, Inc. ................. 675,758 46,519,181
Cincinnati Financial Corp. ............. 437,710 42,597,937
CNA Financial Corp. ................. 80,727 3,117,677
Everest Re Group Ltd. ............... 120,660 41,248,828
Fidelity National Financial, Inc. .......... 735,977 26,495,172
First American Financial Corp. .......... 284,230 16,206,795
Globe Life, Inc. .................... 251,732 27,594,862
Hanover Insurance Group, Inc. (The) ..... 100,662 11,377,826
Hartford Financial Services Group, Inc. (The) 867,054 62,445,229
Kemper Corp. ..................... 170,717 8,238,802
Kinsale Capital Group, Inc. ............ 61,912 23,167,470
Lincoln National Corp. ............... 479,320 12,347,283
Loews Corp. ...................... 540,501 32,094,949
Markel Group, Inc.
(a)(b)
................ 37,434 51,777,960
Old Republic International Corp. ......... 771,121 19,409,115
Primerica, Inc.
(b)
.................... 102,884 20,346,340
Principal Financial Group, Inc. .......... 688,769 52,236,241
Prudential Financial, Inc. .............. 1,041,782 91,906,008
Security
Shares
Shares Value
Insurance (continued)
Reinsurance Group of America, Inc. ...... 188,605 $ 26,157,627
RenaissanceRe Holdings Ltd. .......... 139,305 25,983,169
RLI Corp. ........................ 114,067 15,566,723
Ryan Specialty Holdings, Inc., Class A
(a)(b)
.. 263,143 11,812,489
Unum Group ...................... 557,410 26,588,457
White Mountains Insurance Group Ltd. .... 7,026 9,758,482
Willis Towers Watson plc .............. 302,440 71,224,620
WR Berkley Corp. .................. 603,414 35,939,338
1,294,604,025
Interactive Media & Services — 0.4%
(a)
IAC, Inc.
(b)
........................ 218,068 13,694,670
Match Group, Inc. .................. 790,845 33,096,863
Pinterest, Inc., Class A
(b)
.............. 1,690,987 46,231,585
TripAdvisor, Inc. .................... 316,290 5,215,622
ZoomInfo Technologies, Inc.
(b)
.......... 884,887 22,467,281
120,706,021
IT Services — 2.1%
Akamai Technologies, Inc.
(a)
............ 436,598 39,237,062
Amdocs Ltd. ...................... 337,478 33,359,700
Cloudflare , Inc., Class A
(a)(b)
............ 819,232 53,553,196
Cognizant Technology Solutions Corp., Class A 1,445,038 94,332,081
DXC Technology Co.
(a)(b)
.............. 644,292 17,215,482
EPAM Systems, Inc.
(a)
................ 157,752 35,454,762
Gartner, Inc.
(a)(b)
.................... 218,424 76,516,112
Globant SA
(a)(b)
.................... 116,942 21,016,816
GoDaddy , Inc., Class A
(a)
.............. 440,170 33,069,972
Kyndryl Holdings, Inc.
(a)
............... 581,608 7,723,754
MongoDB, Inc., Class A
(a)(b)
............ 186,905 76,816,086
Okta , Inc., Class A
(a)
................. 426,082 29,548,787
Twilio , Inc., Class A
(a)(b)
............... 483,379 30,752,572
VeriSign, Inc.
(a)
.................... 257,742 58,241,960
606,838,342
Leisure Products — 0.3%
Brunswick Corp. ................... 203,627 17,642,243
Hasbro, Inc. ...................... 370,651 24,007,065
Mattel, Inc.
(a)
...................... 998,459 19,509,889
Peloton Interactive, Inc., Class A
(a)(b)
...... 874,337 6,723,651
Polaris, Inc. ....................... 152,905 18,490,802
YETI Holdings, Inc.
(a)(b)
............... 245,709 9,543,338
95,916,988
Life Sciences Tools & Services — 3.0%
10X Genomics, Inc., Class A
(a)(b)
......... 260,395 14,540,457
Agilent Technologies, Inc. ............. 839,948 101,003,747
Avantor , Inc.
(a)(b)
.................... 1,914,355 39,320,852
Azenta , Inc.
(a)
..................... 193,188 9,018,016
Bio-Rad Laboratories, Inc., Class A
(a)(b)
.... 59,611 22,599,722
Bio- Techne Corp.
(b)
.................. 441,467 36,036,951
Bruker Corp. ...................... 301,205 22,265,074
Charles River Laboratories International, Inc.
(a)
(b)
........................... 143,975 30,270,744
ICON plc
(a)
....................... 231,241 57,856,498
Illumina, Inc.
(a)
..................... 449,710 84,316,128
IQVIA Holdings, Inc.
(a)(b)
............... 524,362 117,860,847
Maravai LifeSciences Holdings, Inc., Class A
(a)
331,107 4,115,660
Medpace Holdings, Inc.
(a)
............. 66,079 15,870,193
Mettler -Toledo International, Inc.
(a)
....... 61,968 81,279,707
QIAGEN NV
(a)
..................... 649,504 29,247,165
Repligen Corp.
(a)(b)
.................. 158,829 22,467,950
Revvity , Inc. ...................... 359,995 42,763,806
Sotera Health Co.
(a)(b)
................ 280,065 5,276,425
Syneos Health, Inc., Class A
(a)
.......... 292,585 12,329,532
Waters Corp.
(a)(b)
................... 166,159 44,288,020

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
West Pharmaceutical Services, Inc. ...... 210,558 $ 80,532,118
873,259,612
Machinery — 4.7%
AGCO Corp. ...................... 177,508 23,328,101
Allison Transmission Holdings, Inc. ....... 257,651 14,546,975
CNH Industrial NV .................. 2,772,998 39,931,171
Crane Co. ........................ 136,068 12,126,380
Crane NXT Co. .................... 136,435 7,700,391
Cummins, Inc. ..................... 403,289 98,870,331
Donaldson Co., Inc. ................. 343,434 21,468,059
Dover Corp. ...................... 397,248 58,653,667
Esab Corp. ....................... 160,016 10,647,465
Flowserve Corp. ................... 370,978 13,781,833
Fortive Corp.
(b)
..................... 1,006,413 75,249,500
Gates Industrial Corp. plc
(a)
............ 335,893 4,527,838
Graco , Inc. ....................... 476,429 41,139,644
IDEX Corp. ....................... 214,515 46,176,499
Ingersoll Rand, Inc.
(b)
................ 1,151,757 75,278,838
ITT, Inc. ......................... 234,384 21,846,933
Lincoln Electric Holdings, Inc. .......... 159,375 31,656,656
Middleby Corp. (The)
(a)(b)
.............. 150,865 22,302,373
Nordson Corp. ..................... 162,253 40,267,950
Oshkosh Corp. .................... 184,897 16,010,231
Otis Worldwide Corp. ................ 1,175,794 104,657,424
PACCAR, Inc. ..................... 1,458,329 121,989,221
Parker-Hannifin Corp. ................ 363,490 141,775,640
Pentair plc ....................... 468,765 30,282,219
RBC Bearings, Inc.
(a)
................ 81,140 17,645,516
Snap-on, Inc. ..................... 148,392 42,765,091
Stanley Black & Decker, Inc. ........... 436,665 40,919,877
Timken Co. (The) ................... 177,260 16,224,608
Toro Co. (The) ..................... 295,265 30,013,687
Westinghouse Air Brake Technologies Corp. . 507,911 55,702,599
Xylem, Inc. ....................... 674,770 75,992,597
1,353,479,314
Marine Transportation — 0.0%
Kirby Corp.
(a)
...................... 168,944 13,000,241
Media — 1.4%
Cable One, Inc. .................... 16,007 10,517,880
DISH Network Corp., Class A
(a)(b)
........ 702,129 4,627,030
Fox Corp., Class A, NVS .............. 830,045 28,221,530
Fox Corp., Class B .................. 381,028 12,150,983
Interpublic Group of Cos., Inc. (The) ...... 1,093,783 42,198,148
Liberty Broadband Corp., Class A
(a)
....... 46,766 3,728,653
Liberty Broadband Corp., Class C, NVS
(a)(b)
. 330,387 26,467,303
Liberty Media Corp.-Liberty SiriusXM , Class A
(a)
(b)
........................... 210,632 6,910,836
Liberty Media Corp.-Liberty SiriusXM , Class C,
NVS
(a)
........................ 435,574 14,256,337
New York Times Co. (The), Class A ....... 458,051 18,038,048
News Corp., Class A, NVS ............ 1,080,035 21,060,683
News Corp., Class B ................ 330,270 6,512,924
Nexstar Media Group, Inc. ............. 98,318 16,374,863
Omnicom Group, Inc. ................ 562,002 53,474,490
Paramount Global, Class A
(b)
........... 32,374 600,862
Paramount Global, Class B, NVS ........ 1,636,418 26,035,410
Sirius XM Holdings, Inc.
(b)
............. 1,827,367 8,277,972
Trade Desk, Inc. (The), Class A
(a)(b)
....... 1,253,342 96,783,069
396,237,021
Metals & Mining — 1.1%
Alcoa Corp. ....................... 510,356 17,316,379
Cleveland-Cliffs, Inc.
(a)(b)
.............. 1,441,610 24,161,384
Security
Shares
Shares Value
Metals & Mining (continued)
MP Materials Corp., Class A
(a)(b)
......... 294,989 $ 6,749,348
Nucor Corp. ...................... 716,034 117,415,256
Reliance Steel & Aluminum Co. ......... 165,886 45,052,979
Royal Gold, Inc. .................... 185,985 21,347,358
SSR Mining, Inc.
(b)
.................. 585,022 8,295,612
Steel Dynamics, Inc. ................. 457,758 49,863,579
United States Steel Corp. ............. 638,027 15,957,055
306,158,950
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp. .............. 1,646,658 16,680,646
Annaly Capital Management, Inc. ........ 1,405,253 28,119,112
Rithm Capital Corp. ................. 1,366,480 12,776,588
Starwood Property Trust, Inc. ........... 835,763 16,213,802
73,790,148
Multi-Utilities — 1.8%
Ameren Corp. ..................... 745,648 60,897,072
CenterPoint Energy, Inc. .............. 1,797,983 52,411,204
CMS Energy Corp. .................. 828,750 48,689,063
Consolidated Edison, Inc. ............. 987,038 89,228,235
DTE Energy Co. ................... 586,495 64,526,180
NiSource, Inc. ..................... 1,172,920 32,079,362
Public Service Enterprise Group, Inc. ..... 1,414,706 88,574,743
WEC Energy Group, Inc. .............. 897,863 79,227,431
515,633,290
Office REITs — 0.4%
Alexandria Real Estate Equities, Inc. ...... 488,544 55,444,859
Boston Properties, Inc. ............... 448,852 25,849,387
Cousins Properties, Inc. .............. 429,186 9,785,441
Highwoods Properties, Inc. ............ 295,097 7,055,769
Kilroy Realty Corp. .................. 330,836 9,954,855
Vornado Realty Trust ................ 501,337 9,094,253
117,184,564
Oil, Gas & Consumable Fuels — 3.8%
Antero Midstream Corp. .............. 961,612 11,154,699
Antero Resources Corp.
(a)(b)
............ 802,115 18,472,708
APA Corp. ....................... 880,261 30,078,518
Cheniere Energy, Inc. ................ 689,692 105,081,473
Chesapeake Energy Corp. ............ 359,898 30,116,265
Coterra Energy, Inc. ................. 2,156,958 54,571,037
Devon Energy Corp. ................. 1,823,339 88,140,207
Diamondback Energy, Inc. ............. 515,713 67,744,060
DT Midstream, Inc. .................. 275,206 13,641,961
EQT Corp. ....................... 1,027,924 42,278,514
Hess Corp. ....................... 790,450 107,461,678
HF Sinclair Corp. ................... 403,351 17,993,488
Marathon Oil Corp. .................. 1,763,530 40,596,461
New Fortress Energy, Inc., Class A ....... 183,689 4,919,191
ONEOK, Inc. ...................... 1,271,882 78,500,557
Ovintiv , Inc. ....................... 688,203 26,199,888
PDC Energy, Inc. ................... 248,820 17,701,055
Phillips 66 ........................ 1,310,826 125,026,584
Range Resources Corp. .............. 664,019 19,522,159
Southwestern Energy Co.
(a)(b)
........... 3,111,630 18,700,896
Targa Resources Corp. ............... 637,295 48,498,150
Texas Pacific Land Corp. .............. 16,393 21,581,385
Williams Cos., Inc. (The) .............. 3,464,124 113,034,366
1,101,015,300
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ............... 182,251 13,665,180
Passenger Airlines — 0.9%
Alaska Air Group, Inc.
(a)
............... 355,562 18,908,787

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines (continued)
American Airlines Group, Inc.
(a)(b)
........ 1,842,647 $ 33,057,087
Delta Air Lines, Inc.
(a)(b)
............... 1,825,829 86,799,911
Southwest Airlines Co. ............... 1,692,679 61,291,906
United Airlines Holdings, Inc.
(a)(b)
......... 930,670 51,065,863
251,123,554
Personal Care Products — 0.1%
(a)(b)
Coty, Inc., Class A .................. 1,021,896 12,559,102
Olaplex Holdings, Inc. ................ 363,578 1,352,510
13,911,612
Pharmaceuticals — 0.5%
Catalent , Inc.
(a)(b)
................... 514,730 22,318,693
Elanco Animal Health, Inc.
(a)(b)
.......... 1,389,994 13,983,340
Jazz Pharmaceuticals plc
(a)
............ 174,759 21,664,873
Organon & Co. .................... 724,589 15,078,697
Perrigo Co. plc .................... 382,647 12,990,866
Royalty Pharma plc, Class A ........... 1,053,507 32,384,805
Viatris , Inc. ....................... 3,394,194 33,874,056
152,295,330
Professional Services — 3.1%
Booz Allen Hamilton Holding Corp. ....... 370,823 41,383,847
Broadridge Financial Solutions, Inc. ...... 333,834 55,292,925
CACI International, Inc., Class A
(a)
....... 64,003 21,814,782
Ceridian HCM Holding, Inc.
(a)(b)
.......... 418,420 28,021,587
Clarivate plc
(a)(b)
.................... 1,334,924 12,721,826
Concentrix Corp. ................... 127,587 10,302,650
CoStar Group, Inc.
(a)
................. 1,149,741 102,326,949
Dun & Bradstreet Holdings, Inc. ......... 772,627 8,939,294
Equifax, Inc.
(b)
..................... 346,699 81,578,275
FTI Consulting, Inc.
(a)(b)
............... 94,386 17,952,217
Genpact Ltd. ...................... 508,542 19,105,923
Jacobs Solutions, Inc. ................ 358,724 42,648,696
KBR, Inc. ........................ 383,642 24,959,748
Leidos Holdings, Inc. ................ 387,286 34,267,065
ManpowerGroup , Inc. ................ 142,859 11,343,005
Paychex, Inc. ..................... 916,515 102,530,533
Paycom Software, Inc.
(b)
.............. 147,199 47,286,207
Paycor HCM, Inc.
(a)(b)
................ 156,707 3,709,255
Paylocity Holding Corp.
(a)
............. 119,135 21,983,982
Robert Half International, Inc. ........... 298,330 22,440,383
Science Applications International Corp. ... 152,422 17,144,427
SS&C Technologies Holdings, Inc. ....... 616,546 37,362,688
TransUnion
(b)
...................... 550,604 43,128,811
Verisk Analytics, Inc. ................. 405,857 91,735,858
899,980,933
Real Estate Management & Development — 0.5%
(a)
CBRE Group, Inc., Class A
(b)
........... 881,821 71,171,773
Howard Hughes Corp. (The)
(b)
.......... 95,477 7,535,045
Jones Lang LaSalle, Inc.
(b)
............. 134,415 20,941,857
Zillow Group, Inc., Class A ............. 156,786 7,713,871
Zillow Group, Inc., Class C, NVS
(b)
....... 438,192 22,023,530
129,386,076
Residential REITs — 1.7%
American Homes 4 Rent, Class A ........ 944,667 33,488,445
Apartment Income REIT Corp. .......... 421,640 15,216,988
AvalonBay Communities, Inc. .......... 397,665 75,266,055
Camden Property Trust ............... 296,247 32,252,411
Equity LifeStyle Properties, Inc. ......... 504,015 33,713,563
Equity Residential .................. 1,061,752 70,043,779
Essex Property Trust, Inc. ............. 182,048 42,653,846
Invitation Homes, Inc. ................ 1,740,494 59,872,994
Mid-America Apartment Communities, Inc. .. 330,823 50,238,781
Sun Communities, Inc. ............... 348,675 45,488,140
Security
Shares
Shares Value
Residential REITs (continued)
UDR, Inc. ........................ 930,909 $ 39,991,851
498,226,853
Retail REITs — 1.3%
Agree Realty Corp. ................. 255,493 16,706,687
Brixmor Property Group, Inc. ........... 849,080 18,679,760
Federal Realty Investment Trust ......... 229,332 22,192,458
Kimco Realty Corp. ................. 1,727,597 34,068,213
NNN REIT, Inc. .................... 514,611 22,020,205
Realty Income Corp. ................. 1,879,892 112,398,743
Regency Centers Corp. .............. 483,000 29,834,910
Simon Property Group, Inc. ............ 922,918 106,578,570
Spirit Realty Capital, Inc. .............. 399,640 15,737,823
378,217,369
Semiconductors & Semiconductor Equipment — 3.1%
Allegro MicroSystems , Inc.
(a)(b)
.......... 189,610 8,558,995
Cirrus Logic, Inc.
(a)(b)
................. 156,571 12,683,817
Enphase Energy, Inc.
(a)
............... 378,879 63,454,655
Entegris , Inc.
(b)
.................... 423,665 46,950,555
First Solar, Inc.
(a)
................... 303,050 57,606,775
GLOBALFOUNDRIES, Inc.
(a)(b)
.......... 222,485 14,368,081
Lattice Semiconductor Corp.
(a)(b)
......... 386,445 37,125,771
Marvell Technology, Inc. .............. 2,430,826 145,314,778
Microchip Technology, Inc. ............. 1,529,822 137,056,753
MKS Instruments, Inc. ............... 188,252 20,350,041
Monolithic Power Systems, Inc. ......... 129,148 69,769,624
ON Semiconductor Corp.
(a)
............ 1,226,351 115,988,278
Qorvo , Inc.
(a)
...................... 282,724 28,846,330
Skyworks Solutions, Inc. .............. 453,113 50,155,078
Teradyne, Inc.
(b)
.................... 444,131 49,445,104
Universal Display Corp. .............. 132,512 19,098,955
Wolfspeed , Inc.
(a)(b)
.................. 351,730 19,552,671
896,326,261
Software — 4.3%
Alteryx , Inc., Class A
(a)(b)
.............. 173,685 7,885,299
ANSYS, Inc.
(a)(b)
.................... 246,914 81,548,287
AppLovin Corp., Class A
(a)(b)
............ 655,229 16,859,042
Aspen Technology, Inc.
(a)
.............. 79,140 13,264,655
Bentley Systems, Inc., Class B
(b)
......... 545,104 29,560,990
BILL Holdings, Inc.
(a)(b)
................ 292,829 34,217,069
Black Knight, Inc.
(a)
.................. 439,811 26,269,911
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
.. 570,582 6,396,224
Confluent, Inc., Class A
(a)(b)
............ 524,949 18,535,949
Crowdstrike Holdings, Inc., Class A
(a)(b)
.... 598,834 87,950,750
Datadog , Inc., Class A
(a)
.............. 777,119 76,452,967
DocuSign, Inc.
(a)(b)
.................. 573,851 29,318,048
Dolby Laboratories, Inc., Class A ........ 167,804 14,041,839
DoubleVerify Holdings, Inc.
(a)(b)
.......... 318,923 12,412,483
Dropbox, Inc., Class A
(a)(b)
............. 742,710 19,808,076
Dynatrace , Inc.
(a)
................... 623,984 32,116,456
Elastic NV
(a)
...................... 220,587 14,144,038
Fair Isaac Corp.
(a)(b)
................. 69,020 55,851,674
Five9, Inc.
(a)
...................... 201,671 16,627,774
Gen Digital, Inc. .................... 1,571,632 29,153,774
Gitlab , Inc., Class A
(a)
................ 138,612 7,084,459
Guidewire Software, Inc.
(a)(b)
............ 231,349 17,601,032
HashiCorp , Inc., Class A
(a)(b)
............ 263,362 6,894,817
HubSpot , Inc.
(a)(b)
................... 129,983 69,162,654
Informatica , Inc., Class A
(a)(b)
........... 123,488 2,284,528
Manhattan Associates, Inc.
(a)
........... 174,825 34,944,021
nCino , Inc.
(a)(b)
..................... 197,844 5,959,061
NCR Corp.
(a)(b)
..................... 361,833 9,118,192
New Relic, Inc.
(a)
................... 156,041 10,211,323
Nutanix , Inc., Class A
(a)
............... 651,600 18,277,380

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Palantir Technologies, Inc., Class A
(a)(b)
.... 5,330,323 $ 81,713,852
Pegasystems , Inc. .................. 123,424 6,084,803
Procore Technologies, Inc.
(a)(b)
.......... 222,607 14,485,037
PTC, Inc.
(a)(b)
...................... 308,473 43,895,708
RingCentral, Inc., Class A
(a)
............ 241,982 7,920,071
SentinelOne , Inc., Class A
(a)(b)
.......... 533,868 8,061,407
Smartsheet , Inc., Class A
(a)(b)
........... 355,849 13,614,783
Splunk , Inc.
(a)
..................... 458,674 48,660,725
Teradata Corp.
(a)
................... 288,463 15,406,809
Tyler Technologies, Inc.
(a)(b)
............ 118,599 49,392,926
UiPath , Inc., Class A
(a)(b)
.............. 1,065,554 17,656,230
Unity Software, Inc.
(a)(b)
............... 815,356 35,402,757
Zoom Video Communications, Inc., Class A
(a)
704,464 47,819,016
Zscaler , Inc.
(a)(b)
.................... 247,619 36,226,660
1,230,293,556
Specialized REITs — 2.0%
CubeSmart ....................... 634,499 28,336,725
Digital Realty Trust, Inc. .............. 827,016 94,172,312
EPR Properties .................... 210,504 9,851,587
Extra Space Storage, Inc. ............. 379,300 56,458,805
Gaming and Leisure Properties, Inc. ...... 713,898 34,595,497
Iron Mountain, Inc. .................. 825,432 46,901,046
Lamar Advertising Co., Class A ......... 246,495 24,464,629
Life Storage, Inc. ................... 240,905 32,030,729
National Storage Affiliates Trust ......... 226,386 7,885,024
Rayonier, Inc. ..................... 416,343 13,073,170
SBA Communications Corp. ........... 305,648 70,836,981
VICI Properties, Inc. ................. 2,855,566 89,750,439
Weyerhaeuser Co. .................. 2,085,009 69,868,652
578,225,596
Specialty Retail — 2.2%
Advance Auto Parts, Inc. .............. 168,403 11,838,731
AutoNation, Inc.
(a)(b)
................. 86,397 14,221,810
Bath & Body Works, Inc. .............. 649,946 24,372,975
Best Buy Co., Inc. .................. 552,803 45,302,206
Burlington Stores, Inc.
(a)(b)
............. 183,300 28,849,587
CarMax, Inc.
(a)(b)
.................... 450,441 37,701,912
Dick's Sporting Goods, Inc. ............ 170,493 22,537,470
Five Below, Inc.
(a)(b)
.................. 156,437 30,746,128
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 295,228 30,691,903
GameStop Corp., Class A
(a)(b)
........... 759,686 18,422,385
Gap, Inc. (The) .................... 551,230 4,922,484
Lithia Motors, Inc. .................. 76,763 23,344,396
Murphy USA, Inc.
(b)
................. 56,734 17,650,515
Penske Automotive Group, Inc.
(b)
........ 56,951 9,489,745
Petco Health & Wellness Co., Inc.
(a)(b)
..... 235,220 2,093,458
RH
(a)(b)
.......................... 46,135 15,205,634
Ross Stores, Inc. ................... 955,197 107,106,239
Tractor Supply Co. .................. 311,704 68,917,754
Ulta Beauty, Inc.
(a)(b)
................. 142,386 67,006,140
Valvoline, Inc.
(b)
.................... 486,784 18,259,268
Victoria's Secret & Co.
(a)(b)
............. 221,797 3,865,922
Wayfair, Inc., Class A
(a)(b)
.............. 235,425 15,304,979
Williams-Sonoma, Inc. ............... 184,863 23,133,756
640,985,397
Technology Hardware, Storage & Peripherals — 0.9%
Hewlett Packard Enterprise Co. ......... 3,682,476 61,865,597
HP, Inc. ......................... 2,458,963 75,514,754
NetApp, Inc. ...................... 609,549 46,569,543
Pure Storage, Inc., Class A
(a)
........... 797,798 29,374,922
Western Digital Corp.
(a)
............... 906,462 34,382,104
247,706,920
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.7%
Capri Holdings Ltd.
(a)
................ 347,016 $ 12,454,404
Carter's, Inc. ...................... 104,344 7,575,374
Columbia Sportswear Co. ............. 101,364 7,829,355
Crocs, Inc.
(a)
...................... 172,566 19,403,321
Deckers Outdoor Corp.
(a)
.............. 74,350 39,231,521
PVH Corp. ....................... 176,880 15,029,494
Ralph Lauren Corp., Class A ........... 115,275 14,213,408
Skechers USA, Inc., Class A
(a)
.......... 389,728 20,523,076
Tapestry, Inc. ...................... 669,467 28,653,188
Under Armour , Inc., Class A
(a)
........... 563,905 4,071,394
Under Armour , Inc., Class C, NVS
(a)
...... 562,340 3,773,302
VF Corp. ........................ 991,603 18,929,701
191,687,538
Trading Companies & Distributors — 1.8%
Air Lease Corp., Class A .............. 293,414 12,279,376
Core & Main, Inc., Class A
(a)(b)
.......... 240,456 7,535,891
Fastenal Co. ...................... 1,624,052 95,802,827
Ferguson plc ...................... 585,592 92,119,478
MSC Industrial Direct Co., Inc., Class A .... 130,276 12,412,697
SiteOne Landscape Supply, Inc.
(a)(b)
....... 126,065 21,098,238
United Rentals, Inc. ................. 195,197 86,934,888
Univar Solutions, Inc.
(a)
............... 445,597 15,970,197
Watsco , Inc.
(b)
..................... 94,182 35,927,608
WESCO International, Inc. ............. 125,502 22,472,388
WW Grainger, Inc. .................. 126,956 100,116,232
502,669,820
Water Utilities — 0.4%
American Water Works Co., Inc. ......... 554,361 79,135,033
Essential Utilities, Inc. ................ 693,056 27,659,865
106,794,898
Total Long-Term Investments — 99.7%
(Cost: $21,730,991,372) ........................... 28,589,437,804
Short-Term Securities
Money Market Funds — 4.7%
(d)(e)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.31%
(f)
............ 1,293,475,309 1,293,734,004
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.09% .................. 48,674,307 48,674,307
Total Short-Term Securities — 4.7%
(Cost: $1,341,769,814) ........................... 1,342,408,311
Total Investments — 104.4%
(Cost: $23,072,761,186 ) ........................... 29,931,846,115
Liabilities in Excess of Other Assets — (4.4)% ............ (1,261,288,757)
Net Assets — 100.0% ..............................
$ 28,670,557,358
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell Mid-Cap ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 1,434,054,335 $ — $ (140,181,046)
(a)
$ (14,479) $ (124,806) $ 1,293,734,004 1,293,475,309 $ 4,524,181
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 26,292,390 22,381,917
(a)
— — — 48,674,307 48,674,307 482,877 —
$ (14,479) $ (124,806) $ 1,342,408,311 $ 5,007,058 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 283 09/15/23 $ 74,828 $ 2,200,487
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 28,589,092,621 $ 345,180 $ 3 $ 28,589,437,804

Schedule of Investments
(unaudited) (continued)
June 30, 2023
iShares
®
Russell Mid-Cap ETF

Level 1 Level 2 Level 3 Total
Short-Term Securities
Money Market Funds ...................................... $ 1,342,408,311 $ — $ — $ 1,342,408,311
$ 29,931,500,932 $ 345,180 $ 3 $ 29,931,846,115
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 2,200,487 $ — $ — $ 2,200,487
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
REIT Real Estate Investment Trust
S&P Standard & Poor's
Fair Value Hierarchy as of Period End (continued)